Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 161.6
Property, plant and equipment, ending balance	167.6	$ 161.6
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	385.0	347.9
Additions	52.4	29.1
Disposals	(7.8)	(3.8)
Transfers	0.0	0.0
Impact of foreign currency translation	(1.9)	11.8
Property, plant and equipment, ending balance	427.7	385.0
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(223.4)	(176.1)
Depreciation	40.2	42.5
Disposals	7.0	3.3
Impairment losses	4.0	1.3
Impact of foreign currency translation	0.5	(6.8)
Property, plant and equipment, ending balance	(260.1)	(223.4)
Plant equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15.1
Property, plant and equipment, ending balance	13.4	15.1
Plant equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	38.4	37.3
Additions	1.8	0.2
Disposals	(0.1)	(0.1)
Transfers	0.5	0.5
Impact of foreign currency translation	0.1	0.5
Property, plant and equipment, ending balance	40.7	38.4
Plant equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(23.3)	(18.9)
Depreciation	3.8	4.0
Disposals	0.0	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	(0.2)	(0.4)
Property, plant and equipment, ending balance	(27.3)	(23.3)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4.1
Property, plant and equipment, ending balance	2.9	4.1
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	23.1	21.3
Additions	0.6	0.2
Disposals	(1.1)	(0.2)
Transfers	1.4	1.2
Impact of foreign currency translation	(0.1)	0.6
Property, plant and equipment, ending balance	23.9	23.1
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(19.0)	(15.3)
Depreciation	3.2	3.5
Disposals	1.1	0.2
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.1	(0.4)
Property, plant and equipment, ending balance	(21.0)	(19.0)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	116.8
Property, plant and equipment, ending balance	117.3	116.8
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	246.9	225.2
Additions	9.4	5.4
Disposals	(3.5)	(3.1)
Transfers	24.8	11.5
Impact of foreign currency translation	(2.0)	7.9
Property, plant and equipment, ending balance	275.6	246.9
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(130.1)	(99.1)
Depreciation	27.7	28.5
Disposals	3.1	2.8
Impairment losses	4.0	1.3
Impact of foreign currency translation	0.4	(4.0)
Property, plant and equipment, ending balance	(158.3)	(130.1)
Shop-in-shop fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0.6
Property, plant and equipment, ending balance	1.6	0.6
Shop-in-shop fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	10.7	10.3
Additions	0.2	0.1
Disposals	(0.6)	0.0
Transfers	1.2	0.0
Impact of foreign currency translation	0.0	0.3
Property, plant and equipment, ending balance	11.5	10.7
Shop-in-shop fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(10.1)	(8.9)
Depreciation	0.5	0.8
Disposals	0.6	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.1	(0.4)
Property, plant and equipment, ending balance	(9.9)	(10.1)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	13.1
Property, plant and equipment, ending balance	12.6	13.1
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	54.0	49.7
Additions	2.1	1.4
Disposals	(2.5)	(0.4)
Transfers	2.8	1.3
Impact of foreign currency translation	(0.2)	2.0
Property, plant and equipment, ending balance	56.2	54.0
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(40.9)	(33.9)
Depreciation	5.0	5.7
Disposals	2.2	0.3
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.1	(1.6)
Property, plant and equipment, ending balance	(43.6)	(40.9)
In progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	11.9
Property, plant and equipment, ending balance	19.8	11.9
In progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	11.9	4.1
Additions	38.3	21.8
Disposals	0.0	0.0
Transfers	(30.7)	(14.5)
Impact of foreign currency translation	0.3	0.5
Property, plant and equipment, ending balance	19.8	11.9
In progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0.0	0.0
Depreciation	0.0	0.0
Disposals	0.0	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Property, plant and equipment, ending balance	$ 0.0	$ 0.0